Financial risk management and derivatives (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Summary of Derivative Financial Instruments

These derivative financial instruments are recorded in the Group statement of financial position at their fair values (see note 23) as follows:

	2018 $m	2017 $m
Currency swaps[a]	7	—
Forward foreign exchange contracts[b]	1	—

	8	—

Analysed as:
Non-current assets	7	—
Current assets	1	—

	8	—

[a]	Designated as a cash flow hedge.
[b]	Designated as net investment hedges.

Summary of Interest and Foreign Exchange Risk Sensitivities

		2018 $m	2017 $m	2016 $m
Increase/(decrease) in profit before tax
Sterling: US dollar exchange rate	5¢ fall	4.1	4.0	5.2
Euro: US dollar exchange rate	5¢ fall	(2.4)	(2.1)	(2.2)
US dollar interest rates	1% increase	(0.9)	(2.9)	(1.8)
Sterling interest rates	1% increase	5.5	0.3	1.3
Decrease/(increase) in net liabilities
Sterling: US dollar exchange rate	5¢ fall	25.8	44.1	47.2
Euro: US dollar exchange rate	5¢ fall	23.1	(4.1)	(5.5)
Sterling: euro exchange rate	5¢ fall	31.9	—	—

Summary of Undiscounted Contractual Cash Flows of Financial Liabilities

The following are the undiscounted contractual cash flows of financial liabilities, including interest payments. The payment profile of contingent consideration has been based on management’s forecasts and could in reality be different from expectations.

	Less than 1 year $m	Between 1 and 2 years $m	Between 2 and 5 years $m	More than 5 years $m	Total $m
31 December 2018
Non-derivative financial liabilities:
Deferred and contingent consideration	7	8	37	262	314
Bank overdrafts	104	0	0	0	104
£400m 3.875% bonds 2022	20	20	550	0	590
£300m 3.75% bonds 2025	14	14	43	412	483
£350m 2.125% bonds 2026	10	10	28	475	523
€500m 2.125% bonds 2027	6	12	37	621	676
Finance lease obligations	16	16	56	3,212	3,300
Trade and other payables	611	5	9	20	645
Derivative financial liabilities:
Forward foreign exchange contracts	(1)	0	0	0	(1)
Currency swaps hedging €500m 2.125% bonds 2027 outflows	20	20	58	625	723
Currency swaps hedging €500m 2.125% bonds 2027 inflows	(6)	(12)	(37)	(621)	(676)

	Less than 1 year $m	Between 1 and 2 years $m	Between 2 and 5 years $m	More than 5 years $m	Total $m
31 December 2017
Non-derivative financial liabilities:
Bank overdrafts	110	—	—	—	110
Unsecured bank loans	264	—	—	—	264
£400m 3.875% bonds 2022	21	21	601	—	643
£300m 3.75% bonds 2025	15	15	46	445	521
£350m 2.125% bonds 2026	10	10	30	510	560
Finance lease obligations	16	16	51	3,234	3,317
Trade and other payables	597	5	11	20	633

Disclosure of Short-term Deposits by Counterparty Credit Rating	The table below analyses the Group’s short-term deposits at 31 December 2018 by counterparty credit rating.

	AAA	AA-	A	Total
Short term deposits	76	70	88	234

Summary of information about collateral held as security

The table below contains information about the collateral held as security at 31 December 2018.

Collateral by type	2018
Government bonds	60
Supranational bonds	208

268

Collateral by credit rating	2018
AAA	207
AA	34
AA-	27

268

Summary of Financial Assets Represents Maximum Exposure to Credit Risk

The carrying amount of financial assets represents the maximum exposure to credit risk.

	Note	2018 $m	2017 $m
Cash and cash equivalents	(17)	704	168
Derivative financial instruments	(22)	8	—
Financial assets measured at amortised cost:
Other financial assets	(15)	145	117
Trade and other receivables, excluding prepayments	(16)	502	477

		1,359	762